Selling Expenses (Details) - Schedule of selling expenses - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of selling expenses [Abstract]
Salaries and social welfare	$ 58,915	$ 761,774	$ 1,765,019
Travelling expenses	1,256	34,244	170,931
Service fee		12,369	41,437
Advertising & promotion	27,908	19,811	56,259
Entertainment fee	3,377	4,848	42,656
Office expense			1,960
Others	364	2,224	4,567
Total Selling expenses	$ 91,820	$ 835,270	$ 2,082,829